Transactions and Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions with SUN Corporation	a.Transactions with SUN Corporation
	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Revenues	$1,957	$1,719

Schedule of Balances with SUN Corporation	b.Balances with SUN Corporation
	June 30, 2023	December 31, 2022
	(Unaudited)
Trade receivables	$112	$122